Non Cash-Items (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Significant Noncash Transactions [Line Items]
Marked to market gain/(loss) of listed investments	[1]	$ 0.4	$ 6.9	$ (1.3)
Yanfolila
Other Significant Noncash Transactions [Line Items]
Disposal group (refer note 3(c))			(16.0)
Yilgarn South
Other Significant Noncash Transactions [Line Items]
Shares issued on acquisition (refer note 3(b))				127.3
Sibanye Gold Limited [Member]
Other Significant Noncash Transactions [Line Items]
Spin-off (refer note 9.1), excluding cash transferred				$ 927.3
Hummingbird | Discontinued Operations, Disposed of by Sale | Yanfolila
Other Significant Noncash Transactions [Line Items]
Disposal value for acquisition			5.1
Acquisition of investment (refer note 3(c))			$ 21.1

[1]	Includes deferred tax of $nil (2014: $nil and 2013: $1.7 million).